Expense Example	Apr. 30, 2025 USD ($)
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Allspring Spectrum Aggressive Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 670
Expense Example, with Redemption, 3 Years	878
Expense Example, with Redemption, 5 Years	1,103
Expense Example, with Redemption, 10 Years	1,749
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Allspring Spectrum Aggressive Growth Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	957
Expense Example, with Redemption, 10 Years	2,081
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Allspring Spectrum Aggressive Growth Fund | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	523
Expense Example, with Redemption, 10 Years	1,164
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Allspring Spectrum Aggressive Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	387
Expense Example, with Redemption, 10 Years	868
Allspring Spectrum Conservative Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Conservative Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	676
Expense Example, with Redemption, 3 Years	904
Expense Example, with Redemption, 5 Years	1,150
Expense Example, with Redemption, 10 Years	1,854
Allspring Spectrum Conservative Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Conservative Growth Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	581
Expense Example, with Redemption, 5 Years	1,004
Expense Example, with Redemption, 10 Years	2,185
Allspring Spectrum Conservative Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Conservative Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	983
Allspring Spectrum Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	675
Expense Example, with Redemption, 3 Years	901
Expense Example, with Redemption, 5 Years	1,145
Expense Example, with Redemption, 10 Years	1,843
Allspring Spectrum Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Growth Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	578
Expense Example, with Redemption, 5 Years	999
Expense Example, with Redemption, 10 Years	2,174
Allspring Spectrum Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	971
Allspring Spectrum Income Allocation Fund (Classes A, C & Institutional) | Allspring Spectrum Income Allocation Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	675
Expense Example, with Redemption, 3 Years	919
Expense Example, with Redemption, 5 Years	1,182
Expense Example, with Redemption, 10 Years	1,933
Allspring Spectrum Income Allocation Fund (Classes A, C & Institutional) | Allspring Spectrum Income Allocation Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	1,037
Expense Example, with Redemption, 10 Years	2,262
Allspring Spectrum Income Allocation Fund (Classes A, C & Institutional) | Allspring Spectrum Income Allocation Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	472
Expense Example, with Redemption, 10 Years	1,070
Allspring Spectrum Moderate Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Moderate Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	675
Expense Example, with Redemption, 3 Years	899
Expense Example, with Redemption, 5 Years	1,141
Expense Example, with Redemption, 10 Years	1,833
Allspring Spectrum Moderate Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Moderate Growth Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	2,164
Allspring Spectrum Moderate Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Moderate Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	427
Expense Example, with Redemption, 10 Years	$ 960